Note 42 - Segment Reporting - Business Profit or Loss Segments (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Segments Profit or Loss LineItems
Gains (Losses) on Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net	$ 115,843,000		$ 4,361,298,000
Gains (Losses) on Derecognition of Financial Assets Not Measured at Fair Value Through Profit or Loss	(136,740,000)		11,983,000
Exchange differences, Net	6,489,026,000		3,377,178,000
Other Operating Income	2,106,977,000		1,943,178,000
Impairment of Financial Assets	(3,834,036,000)		(2,527,822,000)
Share of Profit of Equity Accounted Investees	317,523,000		338,313,000
Income Tax Expense	(4,336,370,000)		(722,492,000)		$ (555,002,000)	$ (647,945,000)	$ (264,257,000)
Loss on Net Monetary Position	(11,654,234,000)		(6,159,779,000)
PROFIT (LOSS) FOR THE FISCAL YEAR	(1,569,703,000)		1,859,511,000
Profit (Loss) Attributable to Owners of the Bank	(1,489,732,000)		1,903,820,000
Profit (Loss) Attributable to Non-controlling Interests	(79,971,000)		(44,309,000)
BBVA Banco Frances SA Bank Member
Business Segments Profit or Loss LineItems
Interest and Other Income of Business Segments	29,846,394,000		22,295,327,000
Fee and Commission Income of Business Segments	7,099,610,000		5,925,477,000
Gains (Losses) on Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net	115,843,000		4,361,298,000
Gains (Losses) on Derecognition of Financial Assets Not Measured at Fair Value Through Profit or Loss	(136,740,000)		11,983,000
Exchange differences, Net	6,483,514,000		3,377,003,000
Other Operating Income	2,104,700,000		1,942,635,000
Operating Income Before Derecognition of Financial Assets	45,513,321,000		37,913,723,000
Impairment of Financial Assets	(3,807,779,000)		(2,471,956,000)
Subtotal Net Operating Profit	41,705,542,000		35,441,767,000
OperatingExpense	(29,091,845,000)		(28,075,884,000)
Share of Profit of Equity Accounted Investees	317,523,000		338,313,000
Subtotal Profit Before Tax	12,931,220,000		7,704,196,000
Income Tax Expense	(4,196,023,000)		(651,974,000)
Loss on Net Monetary Position	(11,316,187,000)		(5,955,743,000)
PROFIT (LOSS) FOR THE FISCAL YEAR	(2,580,990,000)	[1]	1,096,479,000	[2]
VWFS Financial Services Member
Business Segments Profit or Loss LineItems
Interest and Other Income of Business Segments	1,887,939,000		1,459,536,000
Fee and Commission Income of Business Segments	(26,417,000)		(35,544,000)
Gains (Losses) on Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net	0		0
Gains (Losses) on Derecognition of Financial Assets Not Measured at Fair Value Through Profit or Loss	0		0
Exchange differences, Net	5,512,000		175,000
Other Operating Income	2,277,000		543,000
Operating Income Before Derecognition of Financial Assets	1,869,311,000		1,424,710,000
Impairment of Financial Assets	(26,257,000)		(55,866,000)
Subtotal Net Operating Profit	1,843,054,000		1,368,844,000
OperatingExpense	(353,373,000)		(331,258,000)
Share of Profit of Equity Accounted Investees	0		0
Subtotal Profit Before Tax	1,489,681,000		1,037,586,000
Income Tax Expense	(140,347,000)		(70,518,000)
Loss on Net Monetary Position	(338,047,000)		(204,036,000)
PROFIT (LOSS) FOR THE FISCAL YEAR	1,011,287,000		763,032,000
Total Business Segment Total Member
Business Segments Profit or Loss LineItems
Interest and Other Income of Business Segments	31,734,333,000		23,754,863,000
Fee and Commission Income of Business Segments	7,073,193,000		5,889,933,000
Gains (Losses) on Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net	115,843,000		4,361,298,000
Gains (Losses) on Derecognition of Financial Assets Not Measured at Fair Value Through Profit or Loss	(136,740,000)		11,983,000
Exchange differences, Net	6,489,026,000		3,377,178,000
Other Operating Income	2,106,977,000		1,943,178,000
Operating Income Before Derecognition of Financial Assets	47,382,632,000		39,338,433,000
Impairment of Financial Assets	(3,834,036,000)		(2,527,822,000)
Subtotal Net Operating Profit	43,548,596,000		36,810,611,000
OperatingExpense	(29,445,218,000)		(28,407,142,000)
Share of Profit of Equity Accounted Investees	317,523,000		338,313,000
Subtotal Profit Before Tax	14,420,901,000		8,741,782,000
Income Tax Expense	(4,336,370,000)		(722,492,000)
Loss on Net Monetary Position	(11,654,234,000)		(6,159,779,000)
PROFIT (LOSS) FOR THE FISCAL YEAR	(1,569,703,000)		1,859,511,000
Profit (Loss) Attributable to Owners of the Bank	(1,489,732,000)		1,903,820,000
Profit (Loss) Attributable to Non-controlling Interests	$ (79,971,000)		$ (44,309,000)

[1]	Includes BBVA Francés Asset Management S.A. Sociedad Gerente de Fondos Comunes de Inversión, BBVA Francés Valores S.A. and Consolidar A.F.J.P. (undergoing liquidation proceedings).
[2]	Includes BBVA Francés Asset Management S.A. Sociedad Gerente de Fondos Comunes de Inversión, BBVA Francés Valores S.A. and Consolidar A.F.J.P. (undergoing liquidation proceedings).